Investment - Summary of investments in real estate held by entities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Investments In Real Estate Held By Entities [Line Items]
Investment	€ 2,643	€ 2,385	€ 2,901
Value of Aegon's properties which were appraised in the current year	98.00%	99.00%
Appraisals performed by independent external appraisers	98.00%	99.00%
Americas [member]
Disclosure Of Detailed Information About Investments In Real Estate Held By Entities [Line Items]
Investment	€ 39	€ 37
The Netherlands [member]
Disclosure Of Detailed Information About Investments In Real Estate Held By Entities [Line Items]
Investment	€ 2,588	€ 2,331